CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,837,185	$ 1,742,749
Restricted cash and cash equivalents	297,022	13,733
Short-term deposits	1,604,198	1,325,068
Restricted short-term deposits	285	31,489
Short-term investments	946,543	489,101
Accounts receivable, net of allowance of US$7,387 and US$12,426 as of December 31, 2020 and 2021, respectively	114,372	142,999
Amounts due from related parties, net of allowance of US$2,281 and US$476 as of December 31, 2020 and 2021, respectively	56,984	611
Financing receivables, net of allowance of US$19,922 and US$20,317 as of December 31, 2020 and 2021, respectively	0	172
Prepayments and other current assets, net of allowance of US$5,756 and US$14,444 as of December 31, 2020 and 2021, respectively	213,733	102,872
Assets held for sale	0	52,528
Total current assets	5,070,322	3,901,322
Non-current assets
Investments	1,022,455	1,239,354
Property and equipment, net	365,392	401,661
Land use rights, net	370,052	258,770
Intangible assets, net	312,082	344,214
Right-of-use assets, net	16,565	21,579
Goodwill	1,958,263	1,872,083
Financing receivables, net of allowance of US$10,192 and nil as of December 31, 2020 and 2021, respectively	0	19,716
Other non-current assets	4,881	10,758
Assets held for sale	0	25,500
Total non-current assets	4,049,690	4,193,635
Total assets	9,120,012	8,094,957
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$449,414 and US$173,347 as of December 31, 2020 and 2021, respectively)
Accounts payable	18,011	20,956
Deferred revenue	60,910	67,230
Advances from customers	3,426	775
Income taxes payable	65,738	60,895
Accrued liabilities and other current liabilities	2,345,838	484,450
Amounts due to related parties	6,931	3,822
Lease liabilities due within one year	11,041	14,332
Short-term loans	0	112,549
Liabilities held for sale	0	179,109
Total current liabilities	2,511,895	944,118
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$18,750 and US$22,422 as of December 31, 2020 and 2021, respectively)
Convertible bonds	924,077	779,225
Lease liabilities	5,734	8,121
Deferred revenue	6,422	3,132
Deferred tax liabilities	36,214	42,422
Other non-current liabilities	7,372
Liabilities held for sale		4,415
Total non-current liabilities	979,819	837,315
Total liabilities	3,491,714	1,781,433
Commitments and contingencies (Note 30)
Mezzanine equity	65,833	72,617
Shareholders' equity
Treasury Shares (US$0.00001 par value; 41,862,606 and 171,504,159 shares held as of December 31, 2020 and December 31, 2021, respectively)	(526,724)	(139,528)
Additional paid-in capital	3,246,523	3,456,844
Statutory reserves	26,804	17,825
Retained earnings	2,712,534	2,881,782
Accumulated other comprehensive income	69,175	18,471
Total JOYY Inc.'s shareholders' equity	5,528,328	6,235,410
Non-controlling interests	34,137	5,497
Total shareholders' equity	5,562,465	6,240,907
Total liabilities, mezzanine equity and shareholders' equity	9,120,012	8,094,957
Class A common shares
Shareholders' equity
Common shares	13	13
Class B common shares
Shareholders' equity
Common shares	$ 3	$ 3